PROPERTY, PLANT AND EQUIPMENT (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Reconciliation of changes in property, plant and equipment [Roll Forward]
Opening balance	$ 10,498,149		$ 10,938,657		$ 10,773,076
Additions	325,513		1,390,730		1,439,057
Disposals	(16,090)		(19,981)		(77,221)
Retirements	(27,054)		(44,085)		(49,944)
Depreciation expenses	(765,204)		(744,552)		(745,519)
Foreing exchange	(11,506)		172,987		(435,300)
Other increases (decreases)	61,527		(1,195,607)		34,508
Changes, total	(432,814)		(440,508)		165,581
Closing balance	10,065,335		10,498,149		10,938,657
Construction in Progress [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Opening balance	470,065	[1]	1,142,812		937,279
Additions	11,145		14,481		39,711
Disposals
Retirements	(127)		(284)		(1,262)
Depreciation expenses
Foreing exchange	107		5,081		(932)
Other increases (decreases)	75,632		(692,025)		168,016
Changes, total	86,757		(672,747)		205,533
Closing balance	556,822	[2]	470,065	[1]	1,142,812
Land [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Opening balance	50,148		45,313		57,988
Additions
Disposals
Retirements
Depreciation expenses
Foreing exchange	(368)		4,835		(11,786)
Other increases (decreases)					(889)
Changes, total	(368)		4,835		(12,675)
Closing balance	49,780		50,148		45,313
Buildings [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Opening balance	130,219		91,491		167,006
Additions			272		439
Disposals					(500)
Retirements	(6)		(68)		(956)
Depreciation expenses	(7,946)		(6,234)		(7,161)
Foreing exchange	(275)		2,538		(18,248)
Other increases (decreases)	2,556		42,220		(49,089)
Changes, total	(5,671)		38,728		(75,515)
Closing balance	124,548		130,219		91,491
Information Technology Equipment [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Opening balance	39,714		43,889		51,009
Additions	5,708		7,392		15,322
Disposals	(6)		(59)		(27)
Retirements	(473)		(55)		(104)
Depreciation expenses	(14,587)		(14,909)		(16,196)
Foreing exchange	(183)		2,924		(6,126)
Other increases (decreases)	(17)		532		11
Changes, total	(9,558)		(4,175)		(7,120)
Closing balance	30,156		39,714		43,889
Fixed Installations and Accessories [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Opening balance	83,912		88,958		43,783
Additions	329		292		1,692
Disposals	(10)
Retirements	(497)		(1,258)		(476)
Depreciation expenses	(14,124)		(13,664)		(11,649)
Foreing exchange	(820)		9,384		(13,269)
Other increases (decreases)	11,987		200		68,877
Changes, total	(3,135)		(5,046)		45,175
Closing balance	80,777		83,912		88,958
Motor Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Opening balance	1,045		1,525		1,965
Additions	77		6		280
Disposals	(43)		(32)		(8)
Retirements					(4)
Depreciation expenses	(187)		(293)		(378)
Foreing exchange	(8)		223		(638)
Other increases (decreases)	(448)		(384)		308
Changes, total	(609)		(480)		(440)
Closing balance	436		1,045		1,525
Leasehold Improvements [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Opening balance	104,541		54,088		56,523
Additions	8,156		54,181		13,188
Disposals
Retirements
Depreciation expenses	(27,266)		(23,283)		(13,973)
Foreing exchange	(243)		2,849		(1,659)
Other increases (decreases)	(963)		16,706		9
Changes, total	(20,316)		50,453		(2,435)
Closing balance	84,225		104,541		54,088
Other Property, Plants and Equipment [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Opening balance	1,828,630		2,129,506		2,503,434
Additions	41,483		13,013		64,226
Disposals	(27)		(2,972)		(11)
Retirements	(1,610)		(2,604)		(8,902)
Depreciation expenses	(204,237)		(124,038)		(174,474)
Foreing exchange	(5,113)		93,383		(252,709)
Other increases (decreases)	626,237		(277,658)		(2,058)
Changes, total	456,733		(300,876)		(373,928)
Closing balance	2,285,363		1,828,630		2,129,506
Plant and Equipment Net [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Opening balance	7,789,875		7,341,075		6,954,089
Additions	258,615		1,301,093		1,304,199
Disposals	(16,004)		(16,918)	[3]	(76,675)	[4]
Retirements	(24,341)		(39,816)		(38,240)
Depreciation expenses	(496,857)		(562,131)		(521,688)
Foreing exchange	(4,603)		51,770		(129,933)
Other increases (decreases)	(653,457)		(285,198)	[5]	(150,677)
Changes, total	(936,647)		448,800		386,986
Closing balance	$ 6,853,228		$ 7,789,875		$ 7,341,075

[1]	It includes pre-delivery payments to aircraft manufacturers for ThUS$ 434,250 (ThUS$ 1,016,007 as of December 31, 2015).
[2]	As of December 31, 2017, includes pre-delivery payments to aircraft manufacturers for ThUS$ 543,720 (ThUS$ 434,250 as of December 31, 2016).
[3]	During 2016 the sale of two Airbus A330 aircraft was materialized.
[4]	During the first half of 2015 three Airbus A340 aircraft were sold. During the second half of 2015 seven Dash-200 aircraft were sold. During the second half of 2015 two Airbus A319 aircraft were sold.
[5]	During 2016 the reclassification to non-current assets or groups of assets for disposal classified as held for sale (see Note 13) of two Airbus A319 aircraft, two Airbus A320 aircraft, six Airbus A330 aircraft and two Boeing 777 aircraft was materialized.